LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

CLASS I SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.75%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.07%
Total annual fund operating expenses(3)	0.82%

(1)	The fund has a fee schedule that reduces the management fee payable by the fund on its average daily net assets in excess of $1 billion as follows: 0.75% on assets up to and including $1 billion; 0.725% on assets in excess of $1 billion and up to and including $2 billion; 0.70% on assets in excess of $2 billion and up to and including $5 billion; 0.675% on assets in excess of $5 billion and up to and including $10 billion; and 0.65% on assets in excess of $10 billion.

(2)	The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)	The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 0.79%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements (the “expense cap”) do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in Class I shares of the fund with the costs of investing in other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 for the period shown

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance

You reinvest all distributions and dividends without a sales charge

The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares

	1 Year	3 Years	5 Years	10 Years
Your costs would be (with or without redemption)	$84	$256	$442	$981

FDXX011039

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS

DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE AGGRESSIVE GROWTH PORTFOLIO

CLASS II SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses

(paid by the fund as a % of net assets)
Management fees(1)	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.15%
Total annual fund operating expenses(3)	1.15%

(1)

The fund has a fee schedule that reduces the management fee payable by the fund on its average daily net assets in excess of $1 billion as follows: 0.75% on assets up to and including $1 billion; 0.725% on assets in excess of $1 billion and up to and including $2 billion; 0.70% on assets in excess of $2 billion and up to and including $5 billion; 0.675% on assets in excess of $5 billion and up to and including $10 billion; and 0.65% on assets in excess of $10 billion.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 1.12%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.25%. These voluntary fee waivers and reimbursements (the “expense cap”) do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in Class II shares of the fund with the costs of investing in other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 for the period shown

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares

	1 Year	3 Years	5 Years	10 Years
Your costs would be (with or without redemption)	$117	$359	$620	$1,366

FDXX011040

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.67%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.38%
Total annual fund operating expenses(3)	1.05%

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.71% of the fund’s average daily net assets up to and including $50 million; 0.61% on assets in excess of $50 million and up to and including $100 million; 0.51% on assets in excess of $100 million and up to and including $200 million; and 0.46% on assets in excess of $200 million.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 0.93%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. This example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

■	You invest $10,000 for the period shown

■

Your investment has a 5% return each year – the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance

■	You reinvest all distributions and dividends without a sales charge

■	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares

	1 Year	3 Years	5 Years	10 Years
Your costs would be (with or without redemption)	$107	$309	$527	$1,154

FDXX011047

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS

DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE MID CAP CORE PORTFOLIO

CLASS I SHARES

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses

(paid by the fund as a % of net assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses(1)	0.26%
Total annual fund operating expenses(2)	1.01%

(1)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(2)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 0.96%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 0.95% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in Class I shares of the fund with the costs of investing in other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 for the period shown

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares

	1 Year	3 Years	5 Years	10 Years
Your costs would be (with or without redemption)	$103	$311	$536	$1,182

FDXX011045

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE DIVIDEND STRATEGY PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (expenses deducted from fund assets)
Management fee(1)	0.65%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.33%
Total annual fund operating expenses(3)	0.98%

(1)

The fund has a fee schedule that reduces the management fee payable on assets in excess of $1 billion as follows: 0.65% on assets of up to $1 billion, 0.60% on assets between $1 billion and $2 billion, 0.55% on assets between $2 billion and $3 billion, 0.50% on assets between $3 billion and $4 billion, and 0.45% on assets in excess of $4 billion.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is expected to be 0.92%.

Because of a voluntary expense limitation, actual total operating expenses are not expected to exceed 0.95%. This expense limitation (“expense cap”) does not cover interest, taxes, brokerage and extraordinary expenses and may be modified or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example does not take into account the fees and expenses charged by the separate accounts or qualified plans through which shares of the fund are sold. If the examples included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 in the fund for the periods shown.

Your investment has a 5% return each year – the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance.

You reinvest all dividends and distributions without a sales charge.

The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same.

Number of Years You Own Your Shares	1 year	3 years	5 years	10 years
Your costs would be (with or without redemption)	$100	$300	$516	$1,137

FDXX011041

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 6, 2008

TO THE PROSPECTUS DATED FEBRUARY 28, 2008 OF

LEGG MASON PARTNERS

VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

The following tables replace the section of the prospectus titled “Annual Fund Operating Expenses” found under “Investments, risks and performance”:

Annual Fund Operating Expenses (paid by the fund as a % of net assets)
Management fees(1)	0.85%
Distribution and service (12b-1) fees	None
Other expenses(2)	0.26%
Total annual fund operating expenses(3)	1.11%

(1)

The fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.85% on assets up to and including $1 billion; 0.825% on assets in excess of $1 billion and up to and including $2 billion; 0.80% on assets in excess of $2 billion and up to and including $5 billion; 0.775% on assets in excess of $5 billion and up to and including $10 billion; and 0.75% on assets in excess of $10 billion.

(2)

The amount set forth in “Other expenses” has been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.

(3)

The expense ratio reflects certain one-time, non-recurring expenses for prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years. Without the effect of this adjustment, the expense ratio is estimated to be 1.04%.

Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.50% (the “expense cap”). These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher. The example assumes:

You invest $10,000 for the period shown

Your investment has a 5% return each year – the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance

You reinvest all distributions and dividends without a sales charge

The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Owned Your Shares	1 Year	3 Years	5 Years	10 Years
Your costs would be (with or without redemption)	$113	$338	$581	$1,278

FDXX011044